Stock-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 28, 2020	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)			20,116,805		20,116,805		39,401,631
Stock-based compensation			$ 627,000	$ 258,000	$ 1,789,000	$ 672,000	$ 1,079,000	$ 504,000
Unrecognized compensation cost			4,780,000		$ 4,780,000		$ 5,557,000
Unrecognized compensation cost, period of recognition					2 years 10 months 2 days		3 years 3 months 21 days
Expected dividend yield				0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value of options granted (in USD per share)				$ 0.89	$ 6.13	$ 0.74	$ 2.01	$ 0.57
Tax benefit			0	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value of options outstanding			150,739,000		150,739,000		36,816,000	$ 1,401,000
Aggregate intrinsic value of options exercised			11,918,000		12,410,000		566,000	$ 55,000
Aggregate intrinsic value of options exercisable			$ 73,732,000		$ 73,732,000		$ 14,967,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)			156,852		156,852		156,852
Awards granted (in shares)	156,852
Fair value of awards granted	$ 291,000
Service period	3 years
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized (in shares)		10,163,772						8,682,600
Award vesting period		4 years
Award expiration period		10 years
Total authorized shares of common stock reserved for future issuance (in shares)							1,938,321,000,000	2,719,500,000,000